DECONSOLIDATION OF SUBSIDIARY (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 12, 2026
DECONSOLIDATION OF SUBSIDIARY
Loss on the write-off of bad debts	$ 45,648	$ 45,648
Gain on deconsolidation of investment of subsidiary	43,308	43,308
SmartKem Limited (Deconsolidated subsidiary)
DECONSOLIDATION OF SUBSIDIARY
Net intercompany trade and notes payables excludes in net liabilities			$ 45,600
Loss on the write-off of bad debts	45,600	45,600
Gain on deconsolidation of investment of subsidiary	43,300	43,300
Cumulative foreign currency translation losses reclassified from accumulated other comprehensive income	$ 100	$ 100
Ownership interest held (in %)	0.00%	0.00%